THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")
                              CARILLON LIFE ACCOUNT
                              ("Separate Account")

                                  Supplement to
                               Executive Edge VUL
                        Prospectus Dated November 5, 2007

                        Supplement Dated November 5, 2007

Effective November 5, 2007, Union Central will add certain variable investment options to your Policy. The following revisions are made to your prospectus on that date:

A. The following chart is added to your prospectus section on The Funds:

----------------------------------------------------------- -------------------------------------------------------------

                    Fund Name                                                     Fund Adviser Name
Portfolio/Subaccount Name (Sub-Adviser)                     Summary of Investment Strategy/Fund Type
----------------------------------------------------------- -------------------------------------------------------------
            Calvert Variable Series, Inc. *                           Calvert Asset Management Company, Inc.
----------------------------------------------------------- -------------------------------------------------------------
Ameritas Core Strategies Portfolio                          Long-term capital appreciation, and secondarily, current
                                                            income.
----------------------------------------------------------- -------------------------------------------------------------
CVS Income Portfolio                                        Income.
----------------------------------------------------------- -------------------------------------------------------------
          Fidelity(R) Variable Insurance Products                       Fidelity Management and Research Company
----------------------------------------------------------- -------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class          Long-term capital appreciation.
----------------------------------------------------------- -------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class        Income.
----------------------------------------------------------- -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class          Income and growth.
----------------------------------------------------------- -------------------------------------------------------------
    Summit Mutual Funds Inc., Summit Pinnacle Series *                   Summit Investment Partners, Inc.
----------------------------------------------------------- -------------------------------------------------------------
Summit Natural Resources Portfolio                          Capital growth.
----------------------------------------------------------- -------------------------------------------------------------
            Third Avenue Variable Series Trust                              Third Avenue Management LLC

----------------------------------------------------------- -------------------------------------------------------------
Third Avenue Value Portfolio                                Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

*These funds and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of Union Central.

B. APPENDIX B - ILLUSTRATIONS is deleted and replaced with the information on the following pages of this supplement.

All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please see the respective fund prospectuses for more information about the portfolios.

       Please retain this Supplement with the current prospectus for your variable Policy issued by The Union Central Life Insurance Company.
             If you do not have a current prospectus, please contact
                        Union Central at 1-800-825-1551.

                            APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of 0.825% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year; the expense ratios are determined after deducting contractual waivers and reimbursements in effect through April 30, 2008. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of gross portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXECUTIVE EDGE                $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING CURRENT     DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                          CHARGES                   CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
   END OF -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      3,249      3,064      2,879      2,619      2,434      2,249
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      6,759      6,190      5,644      6,128      5,560      5,014
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000     10,540      9,366      8,281      9,909      8,735      7,651
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     14,635     12,607     10,806     14,005     11,976     10,175
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     19,090     15,926     13,229     18,459     15,296     12,598
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     23,926     19,314     15,537     23,359     18,747     14,970
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     29,190     22,779     17,739     28,686     22,275     17,234
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     34,941     26,337     19,846     34,500     25,896     19,405
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     41,259     30,021     21,888     40,881     29,643     21,510
---------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     48,196     33,828     23,856     47,881     33,513     23,540
---------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     97,972     56,969     33,978     97,972     56,969     33,978
---------------------------------------------------------------------------------------------------------------
   20         410,076    300,000     300,000    182,682     87,743     44,600    182,682     87,743     44,600
---------------------------------------------------------------------------------------------------------------
   25         621,807    300,000     300,000    320,016    125,397     52,632    320,016    125,397     52,632
---------------------------------------------------------------------------------------------------------------
   30         920,279    300,000     300,000    540,711    171,662     56,834    540,711    171,662     56,834
---------------------------------------------------------------------------------------------------------------
   35       1,351,521    345,871     300,000    892,959    228,520     55,253    892,959    228,520     55,253
---------------------------------------------------------------------------------------------------------------
   40       1,987,430    405,766     300,000  1,452,046    296,459     44,376  1,452,046    296,459     44,376
---------------------------------------------------------------------------------------------------------------
   45       2,947,169    475,977     300,000  2,334,299    376,997     16,938  2,334,299    376,997     16,938
---------------------------------------------------------------------------------------------------------------
   50       4,404,500    558,821           0  3,721,872    472,212          0  3,721,872    472,212          0
---------------------------------------------------------------------------------------------------------------
   55       6,655,584    659,618           0  5,899,713    584,706          0  5,899,713    584,706          0
---------------------------------------------------------------------------------------------------------------
   60      10,069,338    775,875           0  9,369,354    721,939          0  9,369,354    721,939          0
---------------------------------------------------------------------------------------------------------------
  Age      14,103,478    885,838           0 13,830,464    868,690          0 13,830,464    868,690          0
  100
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

   The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-2

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXECUTIVE EDGE                $ 300,000 BASE
       STANDARD NONTOBACCO                $3,500 ANNUAL PREMIUM USING         DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                    GUARANTEED CHARGES              CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      2,720      2,553      2,386      2,090      1,923      1,756
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      5,853      5,347      4,861      5,223      4,716      4,231
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000      9,238      8,194      7,230      8,608      7,563      6,600
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     12,908     11,103      9,501     12,278     10,473      8,871
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     16,892     14,075     11,673     16,261     13,445     11,043
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     21,213     17,105     13,740     20,646     16,537     13,173
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     25,897     20,183     15,691     25,393     19,679     15,187
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     30,988     23,318     17,533     30,546     22,877     17,091
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     36,555     26,538     19,290     36,177     26,160     18,912
---------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     42,641     29,836     20,954     42,326     29,521     20,639
---------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     86,718     50,127     29,654     86,718     50,127     29,654
---------------------------------------------------------------------------------------------------------------
   20         356,937    300,000     300,000    159,010     73,226     34,968    159,010     73,226     34,968
---------------------------------------------------------------------------------------------------------------
   25         529,929    300,000     300,000    272,731     98,382     34,714    272,731     98,382     34,714
---------------------------------------------------------------------------------------------------------------
   30         760,385    300,000     300,000    446,765    124,332     24,929    446,765    124,332     24,929
---------------------------------------------------------------------------------------------------------------
   35       1,070,597    300,000           0    707,351    148,851          0    707,351    148,851          0
---------------------------------------------------------------------------------------------------------------
   40       1,488,998    300,000           0  1,087,884    167,392          0  1,087,884    167,392          0
---------------------------------------------------------------------------------------------------------------
   45       2,058,790    300,000           0  1,630,660    169,154          0  1,630,660    169,154          0
---------------------------------------------------------------------------------------------------------------
   50       2,834,731    300,000           0  2,395,393    116,804          0  2,395,393    116,804          0
---------------------------------------------------------------------------------------------------------------
   55       3,902,468          0           0  3,459,267          0          0  3,459,267          0          0
---------------------------------------------------------------------------------------------------------------
   60       5,381,144          0           0  5,007,066          0          0  5,007,066          0          0
---------------------------------------------------------------------------------------------------------------
  Age       6,964,235          0           0  6,829,422          0          0  6,829,422          0          0
  100
---------------------------------------------------------------------------------------------------------------

 Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting
          Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

   The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-3

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXECUTIVE EDGE                $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING CURRENT     DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                          CHARGES                   CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                      DEATH BENEFIT                      ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
               Assuming Hypothetical Gross        Assuming Hypothetical Gross     Assuming Hypothetical Gross
               Annual Investment Return of        Annual Investment Return of     Annual Investment Return of
   END OF -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross    6% Gross   0% Gross   12% Gross    6% Gross  0% Gross   12% Gross  6% Gross 0% Gross
---------------------------------------------------------------------------------------------------------------
   1             303,244    303,059   302,874         3,244     3,059      2,874      2,613     2,429    2,244
---------------------------------------------------------------------------------------------------------------
   2             306,678    306,113   305,570         6,678     6,113      5,570      6,048     5,483    4,940
---------------------------------------------------------------------------------------------------------------
   3             310,329    309,168   308,097        10,329     9,168      8,097      9,698     8,538    7,467
--------------------------------------------------------------------------------------------------------------
   4             314,207    312,214   310,446        14,207    12,214     10,446     13,577    11,584    9,816
---------------------------------------------------------------------------------------------------------------
   5             318,347    315,260   312,631        18,347    15,260     12,631     17,717    14,630   12,001
---------------------------------------------------------------------------------------------------------------
   6             322,758    318,289   314,637        22,758    18,289     14,637     22,190    17,722   14,070
---------------------------------------------------------------------------------------------------------------
   7             327,499    321,332   316,498        27,499    21,332     16,498     26,995    20,828   15,993
---------------------------------------------------------------------------------------------------------------
   8             332,591    324,377   318,202        32,591    24,377     18,202     32,150    23,935   17,761
---------------------------------------------------------------------------------------------------------------
   9             338,163    327,512   319,840        38,163    27,512     19,840     37,785    27,134   19,462
---------------------------------------------------------------------------------------------------------------
   10            344,252    330,731   321,402        44,252    30,731     21,402     43,937    30,416   21,087
---------------------------------------------------------------------------------------------------------------
   15            389,739    352,102   331,112        89,739    52,102     31,112     89,739    52,102   31,112
---------------------------------------------------------------------------------------------------------------
   20            467,087    380,368   341,295       167,087    80,368     41,295    167,087    80,368   41,295
---------------------------------------------------------------------------------------------------------------
   25            592,776    413,212   348,327       292,776   113,212     48,327    292,776   113,212   48,327
---------------------------------------------------------------------------------------------------------------
   30            844,562    449,812   350,589       496,223   149,812     50,589    496,223   149,812   50,589
---------------------------------------------------------------------------------------------------------------
   35          1,243,083    488,197   345,732       821,314   188,197     45,732    821,314   188,197   45,732
---------------------------------------------------------------------------------------------------------------
   40          1,830,397    524,324   330,192     1,337,315   224,324     30,192  1,337,315   224,324   30,192
---------------------------------------------------------------------------------------------------------------
   45          2,716,500    550,413         0     2,151,598   250,413          0  2,151,598   250,413        0
---------------------------------------------------------------------------------------------------------------
   50          4,061,802    553,325         0     3,432,286   253,325          0  3,432,286   253,325        0
---------------------------------------------------------------------------------------------------------------
   55          6,139,659    512,055         0     5,442,381   212,055          0  5,442,381   212,055        0
---------------------------------------------------------------------------------------------------------------
   60          9,290,618    399,466         0     8,644,767    99,466          0  8,644,767    99,466        0
---------------------------------------------------------------------------------------------------------------
  Age         13,051,894          0         0    12,751,894         0          0 12,751,894         0        0
  100
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-4

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXECUTIVE EDGE                $ 300,000 BASE
       STANDARD NONTOBACCO                $3,500 ANNUAL PREMIUM USING         DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                    GUARANTEED CHARGES              CASH VALUE ACCUMULATION TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE                CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
   END OF -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross   6% Gross  0% Gross    12% Gross   6% Gross   0% Gross  12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            302,714   302,547    302,381        2,714      2,547     2,381      2,084      1,917     1,751
---------------------------------------------------------------------------------------------------------------
   2            305,772   305,269    304,787        5,772      5,269     4,787      5,142      4,639     4,156
---------------------------------------------------------------------------------------------------------------
   3            309,028   307,997    307,046        9,028      7,997     7,046      8,398      7,367     6,416
---------------------------------------------------------------------------------------------------------------
   4            312,484   310,713    309,144       12,484     10,713     9,144     11,854     10,083     8,514
---------------------------------------------------------------------------------------------------------------
   5            316,156   313,414    311,080       16,156     13,414    11,080     15,526     12,784    10,450
---------------------------------------------------------------------------------------------------------------
   6            320,057   316,089    312,848       20,057     16,089    12,848     19,490     15,522    12,280
---------------------------------------------------------------------------------------------------------------
   7            324,224   318,750    314,461       24,224     18,750    14,461     23,720     18,246    13,956
---------------------------------------------------------------------------------------------------------------
   8            328,660   321,374    315,901       28,660     21,374    15,901     28,219     20,933    15,459
---------------------------------------------------------------------------------------------------------------
   9            333,483   324,045    317,254       33,483     24,045    17,254     33,105     23,667    16,875
---------------------------------------------------------------------------------------------------------------
   10           338,718   326,753    318,509       38,718     26,753    18,509     38,403     26,438    18,194
---------------------------------------------------------------------------------------------------------------
   15           378,418   345,232    326,771       78,418     45,232    26,771     78,418     45,232    26,771
---------------------------------------------------------------------------------------------------------------
   20           440,188   364,701    331,136      140,188     64,701    31,136    140,188     64,701    31,136
---------------------------------------------------------------------------------------------------------------
   25           535,344   382,382    329,169      235,344     82,382    29,169    235,344     82,382    29,169
---------------------------------------------------------------------------------------------------------------
   30           681,124   392,926    316,931      381,124     92,926    16,931    381,124     92,926    16,931
---------------------------------------------------------------------------------------------------------------
   35           911,963   386,080          0      602,541     86,080         0    602,541     86,080         0
---------------------------------------------------------------------------------------------------------------
   40         1,272,400   342,683          0      929,635     42,683         0    929,635     42,683         0
---------------------------------------------------------------------------------------------------------------
   45         1,763,075         0          0    1,396,439          0         0  1,396,439          0         0
---------------------------------------------------------------------------------------------------------------
   50         2,431,014         0          0    2,054,245          0         0  2,054,245          0         0
---------------------------------------------------------------------------------------------------------------
   55         3,349,920         0          0    2,969,472          0         0  2,969,472          0         0
---------------------------------------------------------------------------------------------------------------
   60         4,622,236         0          0    4,300,915          0         0  4,300,915          0         0
---------------------------------------------------------------------------------------------------------------
  Age         5,711,158         0          0    5,411,158          0         0  5,411,158          0         0
  100
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting
          Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-5




---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXECUTIVE EDGE                 $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING CURRENT      DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                          CHARGES                    GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      3,249      3,064      2,879      2,619      2,434      2,249
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      6,759      6,190      5,644      6,128      5,560      5,014
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000     10,540      9,366      8,281      9,909      8,735      7,651
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     14,635     12,607     10,806     14,005     11,976     10,175
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     19,090     15,926     13,229     18,459     15,296     12,598
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     23,926     19,314     15,537     23,359     18,747     14,970
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     29,190     22,779     17,739     28,686     22,275     17,234
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     34,941     26,337     19,846     34,500     25,896     19,405
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     41,259     30,021     21,888     40,881     29,643     21,510
---------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     48,196     33,828     23,856     47,881     33,513     23,540
---------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     97,986     56,969     33,978     97,986     56,969     33,978
---------------------------------------------------------------------------------------------------------------
   20         300,000    300,000     300,000    183,405     87,743     44,600    183,405     87,743     44,600
---------------------------------------------------------------------------------------------------------------
   25         423,987    300,000     300,000    326,144    125,426     52,632    326,144    125,426     52,632
---------------------------------------------------------------------------------------------------------------
   30         674,827    300,000     300,000    562,355    171,848     56,834    562,355    171,848     56,834
---------------------------------------------------------------------------------------------------------------
   35       1,094,806    300,000     300,000    952,005    230,366     55,253    952,005    230,366     55,253
---------------------------------------------------------------------------------------------------------------
   40       1,679,186    322,857     300,000  1,599,225    307,483     44,376  1,599,225    307,483     44,376
---------------------------------------------------------------------------------------------------------------
   45       2,807,111    426,307     300,000  2,673,439    406,007     16,938  2,673,439    406,007     16,938
---------------------------------------------------------------------------------------------------------------
   50       4,656,850    554,176           0  4,435,095    527,787          0  4,435,095    527,787          0
---------------------------------------------------------------------------------------------------------------
   55       7,661,052    709,951           0  7,296,240    676,144          0  7,296,240    676,144          0
---------------------------------------------------------------------------------------------------------------
   60      12,097,017    868,665           0 12,097,017    868,665          0 12,097,017    868,665          0
---------------------------------------------------------------------------------------------------------------
  Age      18,250,916  1,065,403           0 18,250,916  1,065,403          0 18,250,916  1,065,403          0
  100
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-6

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXECUTIVE EDGE                $ 300,000 BASE
       STANDARD NONTOBACCO                $3,500 ANNUAL PREMIUM USING         DEATH BENEFIT OPTION A
       VARIABLE INVESTMENT                    GUARANTEED CHARGES              GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          300,000    300,000     300,000      2,720      2,553      2,386      2,090      1,923      1,756
---------------------------------------------------------------------------------------------------------------
   2          300,000    300,000     300,000      5,853      5,347      4,861      5,223      4,716      4,231
---------------------------------------------------------------------------------------------------------------
   3          300,000    300,000     300,000      9,238      8,194      7,230      8,608      7,563      6,600
---------------------------------------------------------------------------------------------------------------
   4          300,000    300,000     300,000     12,908     11,103      9,501     12,278     10,473      8,871
---------------------------------------------------------------------------------------------------------------
   5          300,000    300,000     300,000     16,892     14,075     11,673     16,261     13,445     11,043
---------------------------------------------------------------------------------------------------------------
   6          300,000    300,000     300,000     21,213     17,105     13,740     20,646     16,537     13,173
---------------------------------------------------------------------------------------------------------------
   7          300,000    300,000     300,000     25,897     20,183     15,691     25,393     19,679     15,187
---------------------------------------------------------------------------------------------------------------
   8          300,000    300,000     300,000     30,988     23,318     17,533     30,546     22,877     17,091
---------------------------------------------------------------------------------------------------------------
   9          300,000    300,000     300,000     36,555     26,538     19,290     36,177     26,160     18,912
---------------------------------------------------------------------------------------------------------------
   10         300,000    300,000     300,000     42,641     29,836     20,954     42,326     29,521     20,639
---------------------------------------------------------------------------------------------------------------
   15         300,000    300,000     300,000     86,709     50,127     29,654     86,709     50,127     29,654
---------------------------------------------------------------------------------------------------------------
   20         300,000    300,000     300,000    159,126     73,226     34,968    159,126     73,226     34,968
---------------------------------------------------------------------------------------------------------------
   25         365,580    300,000     300,000    281,215     98,382     34,714    281,215     98,382     34,714
---------------------------------------------------------------------------------------------------------------
   30         578,575    300,000     300,000    482,146    124,292     24,929    482,146    124,292     24,929
---------------------------------------------------------------------------------------------------------------
   35         929,239    300,000           0    808,034    148,457          0    808,034    148,457          0
---------------------------------------------------------------------------------------------------------------
   40       1,411,609    300,000           0  1,344,389    165,869          0  1,344,389    165,869          0
---------------------------------------------------------------------------------------------------------------
   45       2,335,963    300,000           0  2,224,727    164,862          0  2,224,727    164,862          0
---------------------------------------------------------------------------------------------------------------
   50       3,805,343    300,000           0  3,624,136    105,940          0  3,624,136    105,940          0
---------------------------------------------------------------------------------------------------------------
   55       6,073,602          0           0  5,784,382          0          0  5,784,382          0          0
---------------------------------------------------------------------------------------------------------------
   60       9,444,540          0           0  9,444,540          0          0  9,444,540          0          0
---------------------------------------------------------------------------------------------------------------
  Age      14,252,472          0           0 14,252,472          0          0 14,252,472          0          0
  100
---------------------------------------------------------------------------------------------------------------

   Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting
          Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-7

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                       EXECUTIVE EDGE                $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING CURRENT     DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                          CHARGES                   GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross  6% Gross    0% Gross   12% Gross  6% Gross   0% Gross   12% Gross  6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1          303,244    303,059     302,874      3,244      3,059      2,874      2,613      2,429      2,244
---------------------------------------------------------------------------------------------------------------
   2          306,678    306,113     305,570      6,678      6,113      5,570      6,048      5,483      4,940
---------------------------------------------------------------------------------------------------------------
   3          310,329    309,168     308,097     10,329      9,168      8,097      9,698      8,538      7,467
---------------------------------------------------------------------------------------------------------------
   4          314,207    312,214     310,446     14,207     12,214     10,446     13,577     11,584      9,816
---------------------------------------------------------------------------------------------------------------
   5          318,347    315,260     312,631     18,347     15,260     12,631     17,717     14,630     12,001
---------------------------------------------------------------------------------------------------------------
   6          322,758    318,289     314,637     22,758     18,289     14,637     22,190     17,722     14,070
---------------------------------------------------------------------------------------------------------------
   7          327,499    321,332     316,498     27,499     21,332     16,498     26,995     20,828     15,993
---------------------------------------------------------------------------------------------------------------
   8          332,591    324,377     318,202     32,591     24,377     18,202     32,150     23,935     17,761
---------------------------------------------------------------------------------------------------------------
   9          338,163    327,512     319,840     38,163     27,512     19,840     37,785     27,134     19,462
---------------------------------------------------------------------------------------------------------------
   10         344,252    330,731     321,402     44,252     30,731     21,402     43,937     30,416     21,087
---------------------------------------------------------------------------------------------------------------
   15         389,739    352,102     331,112     89,739     52,102     31,112     89,739     52,102     31,112
---------------------------------------------------------------------------------------------------------------
   20         467,087    380,368     341,295    167,087     80,368     41,295    167,087     80,368     41,295
---------------------------------------------------------------------------------------------------------------
   25         592,830    413,212     348,327    292,830    113,212     48,327    292,830    113,212     48,327
---------------------------------------------------------------------------------------------------------------
   30         797,066    449,812     350,589    497,066    149,812     50,589    497,066    149,812     50,589
---------------------------------------------------------------------------------------------------------------
   35       1,129,029    488,197     345,732    829,029    188,197     45,732    829,029    188,197     45,732
---------------------------------------------------------------------------------------------------------------
   40       1,669,254    524,324     330,192  1,369,254    224,324     30,192  1,369,254    224,324     30,192
---------------------------------------------------------------------------------------------------------------
   45       2,549,516    550,413           0  2,249,516    250,413          0  2,249,516    250,413          0
---------------------------------------------------------------------------------------------------------------
   50       3,986,706    553,325           0  3,686,706    253,325          0  3,686,706    253,325          0
---------------------------------------------------------------------------------------------------------------
   55       6,340,825    512,055           0  6,038,881    212,055          0  6,038,881    212,055          0
---------------------------------------------------------------------------------------------------------------
   60      10,209,042    399,466           0  9,909,042     99,466          0  9,909,042     99,466          0
---------------------------------------------------------------------------------------------------------------
  Age      15,060,807          0           0 14,760,807          0          0 14,760,807          0          0
  100
---------------------------------------------------------------------------------------------------------------

     Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years.
     No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      B-8

---------------------------------------------------------------------------------------------------------------
                                  THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                                      VARIABLE UNIVERSAL LIFE INSURANCE
---------------------------------------------------------------------------------------------------------------
       MALE ISSUE AGE: 36                         EXECUTIVE EDGE                 $ 300,000 BASE
       STANDARD NONTOBACCO            $3,500 ANNUAL PREMIUM USING GUARANTEED     DEATH BENEFIT OPTION B
       VARIABLE INVESTMENT                           CHARGES                     GUIDELINE PREMIUM TEST
---------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT                     ACCOUNT VALUE               CASH SURRENDER VALUE
---------------------------------------------------------------------------------------------------------------
              Assuming Hypothetical Gross       Assuming Hypothetical Gross      Assuming Hypothetical Gross
              Annual Investment Return of       Annual Investment Return of      Annual Investment Return of
  END OF  -----------------------------------------------------------------------------------------------------
   YEAR       12% Gross   6% Gross  0% Gross    12% Gross   6% Gross  0% Gross  12% Gross   6% Gross   0% Gross
---------------------------------------------------------------------------------------------------------------
   1            302,714   302,547    302,381        2,714      2,547    2,381       2,084      1,917     1,751
---------------------------------------------------------------------------------------------------------------
   2            305,772   305,269    304,787        5,772      5,269    4,787       5,142      4,639     4,156
---------------------------------------------------------------------------------------------------------------
   3            309,028   307,997    307,046        9,028      7,997    7,046       8,398      7,367     6,416
---------------------------------------------------------------------------------------------------------------
   4            312,484   310,713    309,144       12,484     10,713    9,144      11,854     10,083     8,514
---------------------------------------------------------------------------------------------------------------
   5            316,156   313,414    311,080       16,156     13,414   11,080      15,526     12,784    10,450
---------------------------------------------------------------------------------------------------------------
   6            320,057   316,089    312,848       20,057     16,089   12,848      19,490     15,522    12,280
---------------------------------------------------------------------------------------------------------------
   7            324,224   318,750    314,461       24,224     18,750   14,461      23,720     18,246    13,956
---------------------------------------------------------------------------------------------------------------
   8            328,660   321,374    315,901       28,660     21,374   15,901      28,219     20,933    15,459
---------------------------------------------------------------------------------------------------------------
   9            333,483   324,045    317,254       33,483     24,045   17,254      33,105     23,667    16,875
---------------------------------------------------------------------------------------------------------------
   10           338,718   326,753    318,509       38,718     26,753   18,509      38,403     26,438    18,194
---------------------------------------------------------------------------------------------------------------
   15           378,418   345,232    326,771       78,418     45,232   26,771      78,418     45,232    26,771
---------------------------------------------------------------------------------------------------------------
   20           440,188   364,701    331,136      140,188     64,701   31,136     140,188     64,701    31,136
---------------------------------------------------------------------------------------------------------------
   25           535,323   382,382    329,169      235,323     82,382   29,169     235,323     82,382    29,169
---------------------------------------------------------------------------------------------------------------
   30           680,661   392,926    316,931      380,661     92,926   16,931     380,661     92,926    16,931
---------------------------------------------------------------------------------------------------------------
   35           900,329   386,080          0      600,329     86,080        0     600,329     86,080         0
---------------------------------------------------------------------------------------------------------------
   40         1,227,911   342,683          0      927,911     42,683        0     927,911     42,683         0
---------------------------------------------------------------------------------------------------------------
   45         1,710,886         0          0    1,410,886          0        0   1,410,886          0         0
---------------------------------------------------------------------------------------------------------------
   50         2,419,697         0          0    2,119,697          0        0   2,119,697          0         0
---------------------------------------------------------------------------------------------------------------
   55         3,454,046         0          0    3,154,046          0        0   3,154,046          0         0
---------------------------------------------------------------------------------------------------------------
   60         4,977,543         0          0    4,677,543          0        0   4,677,543          0         0
---------------------------------------------------------------------------------------------------------------
  Age         6,277,367         0          0    5,977,367          0        0   5,977,367          0         0
  100
---------------------------------------------------------------------------------------------------------------

 Notes concerning this illustration:

     (1)  Assumes that no policy loans have been made.

     (2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

     (3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

     (4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

     (5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.56%, 4.34%, and 10.25%, respectively, during the first ten policy years, and -1.07%, 4.87%, and 10.80% thereafter.

     The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                      B-9